Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes on income at U.S. federal statutory rate		$ 693	$ 780	$ 792
State and local taxes, net of federal tax benefit		47	59	55
Effect of foreign operations		(162)	(112)	(100)
Impact of federal tax legislation		129	0	0
Excess tax benefits from stock-based compensation		(44)	0	0
Domestic production deduction		(31)	(42)	(25)
Sales of businesses		0	0	(42)
Audit settlements, net		0	0	(9)
Other, net		1	(57)	5
Provision for income taxes		$ 633	$ 628	$ 676
Multiyear adjustment to tax deduction	$ (47)